SHARE BASED COMPENSATION (Summary of Share Option Activity) (Details) - Employee and Directors Stock Options [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future grants (in shares)	808,445	767,630
Shares
Outstanding at the beginning of the period (in shares)	427,273	450,670	538,444
Granted (in shares)
Exercised (in shares)
Forfeited or expired (in shares)	(39,923)	(23,397)	(87,774)
Outstanding at the end of the period (in shares)	387,350	427,273	450,670	538,444
Exercisable at the end of the period (in shares)	387,350	422,641	430,893
Expected to vested (in shares)		4,032	3,983
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	¥ 503.40	¥ 506.70	¥ 549.00
Granted (in dollars per share)
Exercised (in dollars per share)
Forfeited or expired (in dollars per share)	¥ 3.08	¥ 688.50	¥ 629.40
Outstanding at the end of the period (in dollars per share)	3.08	503.40	506.70	¥ 549.00
Exercisable at the end of the period (in dollars per share)	¥ 3.08	501.60	494.40
Expected to vested (in dollars per share)		¥ 609.30	¥ 782.70
Weighted Average Remaining Contractual Term
Outstanding at the beginning of the period	2 years 7 months 2 days	3 years 5 months 26 days	4 years 6 months 14 days	5 years 10 months 24 days
Outstanding at the end of the period	2 years 7 months 2 days	3 years 5 months 26 days	4 years 6 months 14 days	5 years 10 months 24 days
Exercisable at the end of the period	2 years 7 months 17 days	3 years 5 months 12 days	4 years 5 months 5 days
Expected to vested		6 years 8 months 8 days	7 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	¥ 175	¥ 10,940	¥ 29,114
Granted (in dollars)
Exercised (in dollars)
Forfeited (in dollars)			¥ 54,430
Outstanding at the end of the period (in dollars)	¥ 3,836	¥ 175	10,940	¥ 29,114
Exercisable at the end of the period (in dollars)	¥ 1,435	¥ 64	¥ 10,940
Aggregate Intrinsic Value
Employees [Member]
Shares
Outstanding at the beginning of the period (in shares)	359,152
Outstanding at the end of the period (in shares)	319,229	359,152
Non Employees [Member]
Shares
Outstanding at the beginning of the period (in shares)	68,121
Outstanding at the end of the period (in shares)	68,121	68,121